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                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2002

WITHDRAWAL CHARGES

For contracts issued on and after January 27, 2003, upon a full surrender of the contract, all unliquidated purchase payments will be liquidated for purposes of calculating the withdrawal charge.

                        SUPPLEMENT DATED JANUARY 6, 2003

Wdraw Misc.Supp 01/2003